Cover	Oct. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2026
Entity File Number	001-39199
Entity Registrant Name	SCIENTURE HOLDINGS, INC.
Entity Central Index Key	0001382574
Entity Tax Identification Number	46-3673928
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	20 Austin Blvd.
Entity Address, City or Town	Commack
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11725
City Area Code	(631)
Local Phone Number	670-6039
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.00001 per share
Trading Symbol	SCNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable